Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Goodwill (Details) [Line Items]
Equity interest percentage	19.84%		25.00%	30.00%
Total cash consideration			¥ 10,000
Impairment loss on goodwill, description	the Group recorded RMB 51,361and RMB 33,369 as impairment loss on goodwill of Elan and Chengdu Yinzhe on the consolidated statement of operations for the year ended August 31, 2021, respectively.
Guangzhou Zangxing Network Technology Co., Ltd [Member]
Goodwill (Details) [Line Items]
Equity interest percentage		60.46%
Total cash consideration		¥ 30,344
Derecognition of goodwill		13,774
Gain on disposal		¥ 14,865